Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
17.
PROPERTY, PLANT AND EQUIPMENT

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Assets used by the Company	$285,085	$284,715
Assets subject to operating leases	7,253	5,125
	$292,338	$289,840

a.
Assets used by the Company

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2022	$102,645	$1,662	$71,358	$11,217	$713,534	$3,927	$10,809	$10,786	$925,938
Additions	460	—	133	102	149	1	253	30,167	31,265
Disposal	(4)	(6)	(7)	(808)	(18,395)	(104)	(392)	—	(19,716)
Effect of foreign exchange differences	—	—	—	—	209	—	4	19	232
Others	563	19	1,046	578	24,571	147	794	(26,545)	1,173
Balance on December 31, 2022	$103,664	$1,675	$72,530	$11,089	$720,068	$3,971	$11,468	$14,427	$938,892
Accumulated depreciation and impairment
Balance on January 1, 2022	$—	$(1,442)	$(30,578)	$(9,632)	$(590,533)	$(3,699)	$(8,205)	$—	$(644,089)
Depreciation expenses	—	(39)	(1,452)	(725)	(25,654)	(77)	(754)	—	(28,701)
Disposal	—	7	7	807	18,382	104	388	—	19,695
Effect of foreign exchange differences	—	—	—	—	(110)	—	(2)	—	(112)
Others	—	—	(240)	(4)	(42)	(1)	(69)	—	(356)
Balance on December 31, 2022	$—	$(1,474)	$(32,263)	$(9,554)	$(597,957)	$(3,673)	$(8,642)	$—	$(653,563)
Balance on December 31, 2022, net	$103,664	$201	$40,267	$1,535	$122,111	$298	$2,826	$14,427	$285,329
Cost
Balance on January 1, 2023	$103,664	$1,675	$72,530	$11,089	$720,068	$3,971	$11,468	$14,427	938,892
Additions	99	—	36	127	106	3	243	29,780	30,394
Disposal	(2)	—	(1)	(1,049)	(24,877)	(112)	(418)	—	(26,459)
Effect of foreign exchange differences	—	—	—	—	(5)	—	(3)	—	(8)
Others	(876)	34	(810)	878	26,143	188	801	(28,270)	(1,912)
Balance on December 31, 2023	$102,885	$1,709	$71,755	$11,045	$721,435	$4,050	$12,091	$15,937	$940,907

(Continued)

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Accumulated depreciation and impairment
Balance on January 1, 2023	$—	$(1,474)	$(32,263)	$(9,554)	$(597,957)	$(3,673)	$(8,642)	$—	$(653,563)
Depreciation expenses	—	(34)	(1,439)	(698)	(25,704)	(94)	(797)	—	(28,766)
Disposal	—	—	—	1,049	24,867	113	411	—	26,440
Impairment losses	—	—	—	—	(299)	—	—	—	(299)
Effect of foreign exchange differences	—	—	—	—	5	—	1	—	6
Others	—	—	418	(18)	(43)	(1)	4	—	360
Balance on December 31, 2023	$—	$(1,508)	$(33,284)	$(9,221)	$(599,131)	$(3,655)	$(9,023)	$—	$(655,822)
Balance on December 31, 2023, net	$102,885	$201	$38,471	$1,824	$122,304	$395	$3,068	$15,937	$285,085
Cost
Balance on January 1, 2024	$102,885	$1,709	$71,755	$11,045	$721,435	$4,050	$12,091	$15,937	$940,907
Additions	—	—	176	25	321	4	139	27,910	28,575
Disposal	—	—	(18)	(1,240)	(27,010)	(154)	(506)	—	(28,928)
Effect of foreign exchange differences	—	—	—	—	167	—	9	16	192
Others	(539)	40	2,265	619	23,440	284	947	(27,290)	(234)
Balance on December 31, 2024	$102,346	$1,749	$74,178	$10,449	$718,353	$4,184	$12,680	$16,573	$940,512
Accumulated depreciation and impairment
Balance on January 1, 2024	$—	$(1,508)	$(33,284)	$(9,221)	$(599,131)	$(3,655)	$(9,023)	$—	$(655,822)
Depreciation expenses	—	(36)	(1,467)	(747)	(25,434)	(128)	(830)	—	(28,642)
Disposal	—	—	17	1,240	27,003	153	485	—	28,898
Effect of foreign exchange differences	—	—	—	—	(105)	—	(5)	—	(110)
Others	—	—	12	2	(7)	—	(128)	—	(121)
Balance on December 31, 2024	$—	$(1,544)	$(34,722)	$(8,726)	$(597,674)	$(3,630)	$(9,501)	$—	$(655,797)
Balance on December 31, 2024, net	$102,346	$205	$39,456	$1,723	$120,679	$554	$3,179	$16,573	$284,715

(Concluded)

There was no indication that property, plant and equipment was impaired; therefore, the Company did not recognize any impairment loss for the years ended December 31, 2022 and 2024.

After the evaluation of certain telecommunications equipment, the Company determined that the recoverable amount of such assets was nil because the telecommunications service provided by 3G network would be discontinued in 2024; therefore, the Company recognized an impairment loss of $299 million for the year ended December 31, 2023. The aforementioned impairment loss was included in other income and expenses in the statements of comprehensive income.

Depreciation expense for assets used by the Company is computed using the straight-line method over the following estimated service lives:

Land improvements	10-30 years
Buildings
Main buildings	20-60 years
Other building facilities	3-15 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	2-10 years
Miscellaneous equipment
Leasehold improvements	1-18 years
Mechanical and air conditioner equipment	3-16 years
Others	1-15 years

b.
Assets subject to operating leases

	Land	Buildings	Total
	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2022	$4,809	$4,134	$8,943
Additions	—	—	—
Others	(433)	(949)	(1,382)
Balance on December 31, 2022	$4,376	$3,185	$7,561
Accumulated depreciation and impairment
Balance on January 1, 2022	$—	$(1,692)	$(1,692)
Depreciation expenses	—	(59)	(59)
Others	—	389	389
Balance on December 31, 2022	$—	$(1,362)	$(1,362)
Balance on December 31, 2022, net	$4,376	$1,823	$6,199
Cost
Balance on January 1, 2023	$4,376	$3,185	$7,561
Additions	—	4	4
Others	548	942	1,490
Balance on December 31, 2023	$4,924	$4,131	$9,055
Accumulated depreciation and impairment
Balance on January 1, 2023	$—	$(1,362)	$(1,362)
Depreciation expenses	—	(73)	(73)
Others	—	(367)	(367)
Balance on December 31, 2023	$—	$(1,802)	$(1,802)
Balance on December 31, 2023, net	$4,924	$2,329	$7,253
Cost
Balance on January 1, 2024	$4,924	$4,131	$9,055
Additions	—	1	1
Others	(1,820)	(394)	(2,214)
Balance on December 31, 2024	$3,104	$3,738	$6,842
Accumulated depreciation and impairment
Balance on January 1, 2024	$—	$(1,802)	$(1,802)
Depreciation expenses	—	(65)	(65)
Others	—	150	150
Balance on December 31, 2024	$—	$(1,717)	$(1,717)
Balance on December 31, 2024, net	$3,104	$2,021	$5,125

The Company leases out land and buildings with lease terms between 1 to 20 years. The lessees do not have bargain purchase options to acquire the assets at the expiry of the lease periods.

The future aggregate lease collection under operating lease for the freehold plant, property and equipment was as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Year 1	$381	$305
Year 2	279	198
Year 3	221	122
Year 4	176	92
Year 5	146	62
Onwards	1,025	137
	$2,228	$916

The above items of property, plant and equipment subject to operating leases are depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings
Main buildings	35-60 years
Other building facilities	3-15 years